Schedule of Estimated Market Price of Miners (Details) - Creek Road Miners Inc [Member]	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Estimated mining payment due	$ 4,016,600
Payment made sale of mining	3,969,000
Remaining estimated mining payment due	47,600
July 2022 Batch [Member]
Property, Plant and Equipment [Line Items]
Sale of market price per miner	7,756
Estimated mining payment due	775,600
August 2022 Batch [Member]
Property, Plant and Equipment [Line Items]
Sale of market price per miner	7,140
Estimated mining payment due	714,000
September 2022 Batch [Member]
Property, Plant and Equipment [Line Items]
Sale of market price per miner	7,140
Estimated mining payment due	714,000
October 2022 Batch [Member]
Property, Plant and Equipment [Line Items]
Sale of market price per miner	6,510
Estimated mining payment due	651,000
November 2022 Batch [Member]
Property, Plant and Equipment [Line Items]
Sale of market price per miner	5,810
Estimated mining payment due	581,000
December 2022 Batch [Member]
Property, Plant and Equipment [Line Items]
Sale of market price per miner	5,810	[1]
Estimated mining payment due	$ 581,000

[1]	Since June 30, 2022 the Company is neither receiving meaningful cryptocurrency awards nor generating meaningful revenue from cryptocurrency mining.